Operating Loss (Tables)	12 Months Ended
Dec. 31, 2022
Operating Loss Table [Abstract]
Schedule of operating losses
	Year Ended December 31,
	2022 $’000	2021 $’000	2020 $’000
License fee	-	(1,047)	706
Realization bonus	-	855	13,503
Foreign exchange gain related to the realization bonus	-	-	(289)
Depreciation of Property, plant and equipment	1	8	5
Depreciation (Right-of-use asset)	50	133	86
Foreign exchange (gains)/losses	(3,183)	(1,899)	239